Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances for vessels under construction and acquisition of vessels [Abstract]
Balance, period start	$ 59,900	$ 48,574
Additions	96,671	129,749
OCC Vessels shares acquisition	0	42,962
Capitalized interest	1,018	1,753
Transfers to Vessel cost	(157,589)	(163,138)
Balance, period end	$ 0	$ 59,900